Shareholders Equity - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 22, 2017
Disclosure of classes of share capital [line items]
Treasury shares		22,025,248
Class A [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	85.10%
Percentage of treasury shares	14.90%
Percentage of shares issued	100.00%
Total shares outstanding	148,343,668
Treasury shares	26,011,673
Total	174,355,341
Class A [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	11.20%
Total shares outstanding	19,514,418
Class A [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	3.60%
Total shares outstanding	6,288,299
Class A [member] | M&G Investment Management Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	3.20%
Total shares outstanding	5,651,331
Class A [member] | Eastspring Investments (Singapore) Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	2.30%
Total shares outstanding	3,963,068
Class A [member] | Free Float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	64.80%
Total shares outstanding	112,926,552
Class B1 shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Percentage of shares issued	100.00%
Total shares outstanding	96,332,044
Total	96,332,044
Class B1 shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total shares outstanding	96,332,044